SCHEDULE II	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE I – CONSOLIDATED ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLE

(In thousands)	2014	2013	2012
Balance at beginning of period	$19,602	$19,028	$6,405
Additions:
Charged to costs and expenses	7,217	4,966	14,041
	7,217	4,966	14,041
Deductions:
Write-offs and recoveries	11,762	4,580	1,736
Foreign exchange and other, net	619	(188)	(318)
	12,381	4,392	1,418
Balance at end of period	$14,438	$19,602	$19,028

SCHEDULE I – CONSOLIDATED CHANGE IN TAX VALUATION ALLOWANCE

(In thousands)	2014	2013	2012
Balance at beginning of period	$298,705	$246,425	$104,276
Additions:
U.S. net deferred tax assets	48,571	47,326	41,052
Valuation allowance	—	—	88,554
Foreign net deferred tax assets	29,730	16,956	14,937
Prior year U.S. NOL adjustments	—	—	387
	78,301	64,282	144,930
Deductions:
U.S. net deferred tax assets	—	—	—
Valuation allowance release	—	1,258	—
Foreign net deferred tax assets	—	—	—
Prior year foreign NOL adjustments	10,657	5,438	2,781
Prior year U.S. NOL adjustments	62	5,306	—
	10,719	12,002	2,781
Balance at end of period	$366,287	$298,705	$246,425